INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following as of December 31, 2025:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(31,970)	$1,530
Technologies	10-20	6,700	(6,700)	-
Customer relationships	15	2,600	(2,600)	-
Total identifiable intangible assets		$42,800	$(41,270)	$1,530

Intangible assets, net consist of the following as of December 31, 2024:

Details	Useful life (years)	Cost	Accumulated Amortization	Net
Facilities’ lease	19	$33,500	$(30,682)	$2,818
Technologies	10-20	6,700	(6,322)	378
Customer relationships	15	2,600	(2,600)	-
Total identifiable intangible assets		$42,800	$(39,604)	$3,196